Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 183,936,275	$ 226,056,269	$ 138,449,834
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	(15,308,187)		(7,937,633)
Balance at the end of the year	137,590,257	183,936,275	$ 251,133,478
Level 3
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	16,666,665	16,490,271
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	(15,308,187)	0
Exchange difference	(1,358,478)	176,394
Balance at the end of the year	$ 0	$ 16,666,665